Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Intangible Assets
The changes in intangible assets for the years ended December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Balance at beginning of year	$475,043	$499,318
Additions	286,159	32,159
Additions from acquisitions	36,458	81,200
Amortization	(122,560)	(118,576)
Disposals	—	(4,426)
Impairments	(40,301)	—
Foreign currency translation adjustments	(2,365)	(14,632)
Balance at end of year	$632,434	$475,043

The changes in goodwill for the years ended December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Balance at beginning of year	$2,108,536	$2,012,904
Business combinations	34,807	142,287
Purchase adjustments	(236)	—
Disposals	(225)	(5,682)
Foreign currency translation adjustments	(2,379)	(40,973)
Balance at end of year	$2,140,503	$2,108,536

The following sets forth the intangible assets by major asset class as of December 31, 2019 and 2018:

		2019		2018
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	10.19	$320,406	$(216,554)	$448,220	$(310,040)
Developed technology	10.96	766,966	(346,085)	770,955	(561,615)
Customer base, trademarks, and non-compete agreements	11.68	314,638	(213,881)	427,512	(323,024)
	10.95	$1,402,010	$(776,520)	$1,646,687	$(1,194,679)
Unamortized Intangible Assets:
In-process research and development		$6,944		$23,035
Goodwill		2,140,503		2,108,536
		$2,147,447		$2,131,571

Amortization of Intangibles for the Next Five Years	Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2020	$100,891
2021	$92,512
2022	$78,454
2023	$76,239
2024	$71,910